UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income FundSM
Investment portfolio

August 31, 2011
unaudited

Common stocks — 92.81%	Shares	Value (000)

FINANCIALS — 12.30%
Société Générale	16,984,731	$569,951
Banco Santander, SA	60,838,119	561,069
Prudential PLC	45,710,841	460,426
Industrial and Commercial Bank of China Ltd., Class H	661,073,470	434,724
HSBC Holdings PLC (Hong Kong)	26,720,033	230,793
HSBC Holdings PLC (United Kingdom)	20,476,231	178,361
Wells Fargo & Co.	14,655,000	382,496
JPMorgan Chase & Co.	10,110,000	379,732
AIA Group Ltd.	99,027,800	347,863
China Construction Bank Corp., Class H	440,805,735	327,242
Citigroup Inc.	10,391,000	322,641
Bank of China Ltd., Class H	775,335,200	320,656
Credit Suisse Group AG	10,796,087	308,938
Deutsche Börse AG1	4,804,000	278,488
Woori Finance Holdings Co., Ltd.	20,047,350	222,675
Ping An Insurance (Group) Co. of China, Ltd., Class H	27,660,000	221,505
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	161,407
Itaú Unibanco Holding SA, preferred nominative	1,771,000	32,096
UBS AG1	13,245,246	191,812
BNP Paribas SA	3,689,562	190,113
Deutsche Bank AG	4,398,618	178,469
Toronto-Dominion Bank	1,870,000	147,931
Agricultural Bank of China, Class H	293,588,000	141,405
Banco Santander (Brasil) SA, units	7,772,850	74,755
Banco Santander (Brasil) SA, units (ADR)	6,659,250	64,062
Bank of America Corp.	15,665,000	127,983
Link Real Estate Investment Trust	36,220,000	126,303
Sampo Oyj, Class A	4,225,974	121,169
Bank of New York Mellon Corp.	5,593,000	115,607
China Life Insurance Co. Ltd., Class H	44,997,000	113,044
CapitaMall Trust, units	71,270,000	110,666
DnB NOR ASA	9,068,033	109,457
Siam Commercial Bank PCL	27,522,000	109,280
Sun Hung Kai Properties Ltd.	7,628,000	107,476
Hang Seng Bank Ltd.	7,000,000	103,123
Vienna Insurance Group	2,183,949	101,772
Nordea Bank AB	10,482,000	96,696
Kerry Properties Ltd.	19,090,000	82,506
KB Financial Group Inc.	1,894,230	78,301
Banco Bilbao Vizcaya Argentaria, SA	8,150,000	74,202
Kimco Realty Corp.	4,132,329	73,142
Canadian Imperial Bank of Commerce (CIBC)	857,200	66,874
Weyerhaeuser Co.	3,359,686	60,575
State Street Corp.	1,500,000	53,280
Sino Land Co. Ltd.	26,394,650	40,342
Lloyds Banking Group PLC1	69,851,537	38,093
ICICI Bank Ltd.2	1,876,638	35,636
ICICI Bank Ltd. (ADR)	4,000	157
CapitaCommercial Trust	32,996,000	32,741
Chimera Investment Corp.	9,665,000	29,285
Banco Bradesco SA, preferred nominative	1,555,000	27,497
Old Republic International Corp.	2,500,000	24,850
AXA SA	1,095,082	17,587
Hongkong Land Holdings Ltd.	2,449,000	14,204
Starwood Property Trust, Inc.	750,000	13,875
Ascendas Real Estate Investment Trust	6,049,000	10,648
GAGFAH SA	1,230,197	7,115
		8,853,096

INDUSTRIALS — 11.71%
Jardine Matheson Holdings Ltd.	9,848,000	545,579
ASSA ABLOY AB, Class B	22,535,000	524,152
AB Volvo, Class B	41,589,080	517,117
Schneider Electric SA	3,716,477	497,035
Union Pacific Corp.	4,275,700	394,091
KONE Oyj, Class B	6,020,000	356,632
United Parcel Service, Inc., Class B	5,200,000	350,428
Atlas Copco AB, Class A	10,865,000	245,347
Atlas Copco AB, Class B	5,005,000	100,629
United Technologies Corp.	3,750,000	278,437
Legrand SA	6,545,904	259,952
Komatsu Ltd.	9,500,000	251,241
3M Co.	2,965,000	246,036
CSX Corp.	10,769,065	236,273
Qantas Airways Ltd.1,3	125,158,600	210,048
Lockheed Martin Corp.	2,735,000	202,910
Hutchison Port Holdings Trust4	240,182,000	165,726
Hutchison Port Holdings Trust	53,700,000	37,053
Siemens AG	1,892,000	195,360
PACCAR Inc	5,000,000	188,150
Singapore Technologies Engineering Ltd	76,260,000	186,170
W.W. Grainger, Inc.	1,200,000	184,920
Emerson Electric Co.	3,960,000	184,338
Kühne + Nagel International AG	1,174,050	163,757
ComfortDelGro Corp. Ltd.3	135,100,000	154,249
SGS SA	81,707	152,088
Capita Group PLC	13,189,000	151,902
Brambles Ltd.	19,966,803	143,642
General Electric Co.	8,000,000	130,480
Bureau Veritas SA	1,596,369	130,184
Ryanair Holdings PLC (ADR)	4,900,000	129,458
Waste Management, Inc.	3,300,302	109,042
Marubeni Corp.	15,550,000	97,682
FirstGroup PLC	16,327,000	97,242
Southwest Airlines Co.	11,233,300	96,831
BAE Systems PLC	21,141,758	94,481
Eaton Corp.	2,000,000	85,900
Geberit AG	403,000	84,466
General Dynamics Corp.	860,000	55,109
Norfolk Southern Corp.	712,000	48,188
MAp Group	13,803,681	46,480
Air France1	4,155,600	40,903
Jiangsu Expressway Co. Ltd., Class H	27,300,000	22,826
Singapore Post Private Ltd.	21,750,000	19,144
Ellaktor SA	4,100,721	10,426
Contax Participações SA, ordinary nominative	152,400	2,010
		8,424,114

CONSUMER STAPLES — 11.45%
Philip Morris International Inc.	21,488,200	1,489,562
Kraft Foods Inc., Class A	27,714,939	970,577
Altria Group, Inc.	35,282,300	959,326
Wesfarmers Ltd.	19,543,590	642,402
Nestlé SA	8,837,030	547,318
Lorillard, Inc.	4,049,000	451,139
Anheuser-Busch InBev NV	6,976,151	385,317
Anheuser-Busch InBev NV, VVPR STRIPS1	3,247,475	5
Danone SA	4,651,535	317,826
Diageo PLC	14,619,750	294,280
Tingyi (Cayman Islands) Holding Corp.	86,020,000	242,509
British American Tobacco PLC	5,352,000	238,352
Procter & Gamble Co.	3,000,000	191,040
Imperial Tobacco Group PLC	4,990,000	165,407
Wilmar International Ltd.	37,193,000	163,682
Coca-Cola Co.	2,169,400	152,834
Foster’s Group Ltd.	25,125,411	133,752
SABMiller PLC	3,580,000	129,711
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,594,609	128,112
PepsiCo, Inc.	1,850,500	119,228
Colgate-Palmolive Co.	1,175,000	105,715
Pernod Ricard SA	1,100,798	98,831
Tesco PLC	12,085,000	74,272
Avon Products, Inc.	3,265,000	73,658
L’Oréal SA	508,100	55,318
Ralcorp Holdings, Inc.1	466,000	40,342
Koninklijke Ahold NV	3,400,597	39,617
Molson Coors Brewing Co., Class B	681,000	29,794
		8,239,926

CONSUMER DISCRETIONARY — 11.09%
Home Depot, Inc.	21,497,800	717,597
Honda Motor Co., Ltd.	16,153,700	521,931
DIRECTV, Class A1	11,679,828	513,562
Virgin Media Inc.3	16,285,700	413,005
Daimler AG	7,037,622	380,827
Bayerische Motoren Werke AG	2,579,800	208,826
Bayerische Motoren Werke AG, nonvoting preferred	2,500,652	135,354
Cie. Générale des Établissements Michelin, Class B	4,515,618	330,756
Time Warner Cable Inc.	5,040,000	330,120
General Motors Co.1	13,646,450	327,924
British Sky Broadcasting Group PLC	27,035,000	289,866
News Corp., Class A	16,255,458	280,732
Comcast Corp., Class A	11,960,000	257,260
Hyundai Motor Co.	1,256,000	238,991
McDonald’s Corp.	2,500,000	226,150
Marks and Spencer Group PLC	41,616,187	217,664
OPAP SA3	16,055,910	196,047
Renault SA	4,242,638	172,720
NEXT PLC	4,290,000	164,349
SJM Holdings Ltd.	63,486,000	145,631
adidas AG	2,031,300	141,477
YUM! Brands, Inc.	2,585,000	140,546
H & M Hennes & Mauritz AB, Class B	4,508,000	140,468
Nordstrom, Inc.	3,000,000	136,380
Whitbread PLC	5,244,096	128,202
Kohl’s Corp.	2,505,000	116,082
Amazon.com, Inc.1	535,500	115,288
Li & Fung Ltd.	58,726,000	105,899
Johnson Controls, Inc.	3,250,000	103,610
Intercontinental Hotels Group PLC	5,988,029	101,675
SES SA, Class A (FDR)	3,537,000	96,664
WPP PLC	8,336,000	87,145
NIKE, Inc., Class B	1,000,000	86,650
Industria de Diseño Textil, SA	984,996	83,906
Modern Times Group MTG AB, Class B	1,535,000	79,177
Kingfisher PLC	16,730,999	64,232
Kesa Electricals PLC3	26,593,098	47,097
William Hill PLC	9,492,600	34,779
Swatch Group Ltd, non-registered shares	56,000	25,573
Stella International Holdings Ltd.	7,392,500	20,699
Aristocrat Leisure Ltd.	8,517,734	18,938
Esprit Holdings Ltd.	5,437,018	15,258
D.R. Horton, Inc.	1,200,000	12,624
Dixons Retail PLC1	33,613,167	6,592
		7,978,273

INFORMATION TECHNOLOGY — 10.00%
Microsoft Corp.	69,255,000	1,842,183
HTC Corp.	25,493,050	664,360
Canon, Inc.	7,680,800	360,617
MediaTek Inc.	35,552,426	357,246
Compal Electronics, Inc.3	288,148,639	308,913
HOYA Corp.	13,508,000	295,846
Samsung Electronics Co. Ltd.	383,500	267,445
Nokia Corp.	34,971,000	226,061
Nokia Corp. (ADR)	4,169,800	26,854
Delta Electronics, Inc.	85,072,920	249,270
Oracle Corp.	8,655,000	242,946
QUALCOMM Inc.	4,060,000	208,928
Automatic Data Processing, Inc.	4,040,000	202,121
Corning Inc.	12,463,900	187,332
Quanta Computer Inc.	84,818,850	171,629
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,049,998	120,298
Taiwan Semiconductor Manufacturing Co. Ltd.	14,072,766	33,667
Redecard SA, ordinary nominative	9,868,500	151,880
Cielo SA, ordinary nominative	5,644,879	145,031
Accenture PLC, Class A	2,605,000	139,602
Telefonaktiebolaget LM Ericsson, Class B	11,877,220	134,009
Nintendo Co., Ltd.	692,300	121,155
Maxim Integrated Products, Inc.	4,898,000	112,899
Intel Corp.	5,000,000	100,650
Wistron Corp.	72,068,903	89,684
Siliconware Precision Industries Co., Ltd.	89,215,000	81,344
Yahoo! Inc.1	5,400,000	73,467
Acer Inc.	48,350,562	58,335
Analog Devices, Inc.	1,520,186	50,197
NetEase.com, Inc. (ADR)1	919,270	46,478
International Business Machines Corp.	257,000	44,181
Murata Manufacturing Co., Ltd.	665,700	40,514
Google Inc., Class A1	70,000	37,867
		7,193,009

TELECOMMUNICATION SERVICES — 9.44%
AT&T Inc.	45,635,000	1,299,685
América Móvil, SAB de CV, Series L (ADR)	40,141,198	1,026,009
TeliaSonera AB	72,730,000	519,885
Singapore Telecommunications Ltd.	170,939,810	441,437
Verizon Communications Inc.	12,100,000	437,657
OJSC Mobile TeleSystems (ADR)	19,749,842	334,365
Vodafone Group PLC	127,354,500	332,843
France Télécom SA	16,445,060	314,190
Turkcell Iletisim Hizmetleri AS1,2	67,063,000	297,895
Koninklijke KPN NV	20,710,100	293,335
CenturyLink, Inc.	6,000,600	216,922
Millicom International Cellular SA (SDR)	1,840,000	206,733
SOFTBANK CORP.	5,490,000	181,184
Türk Telekomünikasyon AS, Class D2	39,150,000	179,553
BCE Inc.	3,285,000	132,098
Philippine Long Distance Telephone Co. (ADR)	1,362,482	78,561
Philippine Long Distance Telephone Co.	788,080	44,541
Telekom Austria AG, non-registered shares	8,012,340	88,970
Belgacom SA	2,323,746	76,241
Advanced Info Service PCL	17,251,800	65,335
Telefónica, SA	2,831,007	59,008
Telefónica Czech Republic, AS	2,300,000	58,731
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	54,204,000	46,772
MTN Group Ltd.	2,100,000	43,312
Bezeq — The Israel Telecommunication Corp. Ltd.	7,640,000	16,811
		6,792,073

HEALTH CARE — 8.14%
Novartis AG	39,249,063	2,288,656
Bayer AG	18,502,000	1,193,092
Abbott Laboratories	9,850,000	517,224
Roche Holding AG	2,457,000	430,207
Merck & Co., Inc.	11,312,500	374,670
Amgen Inc.	4,610,000	255,417
UCB SA	3,510,000	157,062
Eli Lilly and Co.	4,000,000	150,040
Bristol-Myers Squibb Co.	4,814,300	143,225
Edwards Lifesciences Corp.1	1,030,000	77,714
Grifols, SA1	3,538,000	72,830
Boston Scientific Corp.1	10,000,000	67,800
Sonic Healthcare Ltd.	4,875,000	61,231
Orion Oyj, Class B	2,024,201	45,594
Stryker Corp.	523,000	25,543
		5,860,305

ENERGY — 6.95%
BP PLC	208,061,626	1,359,261
Royal Dutch Shell PLC, Class B	19,512,746	658,682
Royal Dutch Shell PLC, Class A	7,850,000	262,518
Royal Dutch Shell PLC, Class A (ADR)	3,044,000	204,100
Royal Dutch Shell PLC, Class B (ADR)	344,800	23,267
Eni SpA	24,743,000	497,606
ConocoPhillips	6,736,000	458,520
Woodside Petroleum Ltd.	9,366,282	352,225
EOG Resources, Inc.	2,148,500	198,930
OAO Gazprom (ADR)	11,784,000	146,711
Occidental Petroleum Corp.	1,443,000	125,166
Apache Corp.	1,159,036	119,462
Canadian Natural Resources, Ltd.	2,785,000	105,223
Devon Energy Corp.	1,500,000	101,745
Husky Energy Inc.	3,456,000	86,038
SeaDrill Ltd.	2,400,000	77,804
Türkiye Petrol Rafinerileri AS2	4,037,000	76,770
Schlumberger Ltd.	700,000	54,684
China National Offshore Oil Corp.	26,554,900	54,230
TOTAL SA	829,000	40,483
		5,003,425

UTILITIES — 6.01%
GDF SUEZ	32,481,680	1,024,419
National Grid PLC	51,804,900	522,229
Scottish and Southern Energy PLC	22,561,336	476,110
International Power PLC	81,090,248	447,555
CEZ, a s	7,329,000	344,790
Public Service Enterprise Group Inc.	6,795,000	231,913
SUEZ Environnement Co.	13,396,252	224,670
Dominion Resources, Inc.	4,456,422	217,206
FirstEnergy Corp.	4,495,000	198,904
E.ON AG	6,880,000	150,767
Exelon Corp.	3,000,000	129,360
NTPC Ltd.2	29,619,270	109,207
PT Perusahaan Gas Negara (Persero) Tbk2	274,000,000	96,869
Power Assets Holdings Ltd.	12,339,500	95,726
RWE AG	1,500,000	56,347
		4,326,072

MATERIALS — 4.07%
Syngenta AG	1,052,500	335,008
Dow Chemical Co.	10,695,000	304,273
ArcelorMittal	12,079,654	266,793
BASF SE	3,287,000	234,530
Amcor Ltd.	30,684,007	219,758
Akzo Nobel NV	4,238,000	215,755
CRH PLC	9,898,253	176,740
Linde AG	1,119,000	171,353
Israel Chemicals Ltd.	11,265,000	162,573
Koninklijke DSM NV	3,054,000	153,372
Svenska Cellulosa AB SCA, Class B	8,490,158	114,536
Rautaruukki Oyj	6,689,570	101,765
POSCO	211,230	80,089
Ube Industries, Ltd.	25,200,000	78,987
Holcim Ltd	1,240,908	78,457
Praxair, Inc.	763,120	75,160
voestalpine AG	1,397,000	53,862
Sherwin-Williams Co.	500,000	37,870
PT Semen Gresik (Persero) Tbk2	31,188,000	33,986
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	31,099
		2,925,966

MISCELLANEOUS — 1.65%
Other common stocks in initial period of acquisition		1,183,789

Total common stocks (cost: $61,028,150,000)		66,780,048

		Value
Preferred stocks — 0.01%		(000)

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		$9,539

Total preferred stocks (cost: $9,150,000)		9,539

	Shares or
Convertible securities — 0.43%	principal amount

CONSUMER DISCRETIONARY — 0.17%
MGM Resorts International 4.25% convertible notes 2015	$95,995,000	92,515
Johnson Controls, Inc. 11.50% convertible preferred 2012, units2	92,500	14,325
Virgin Media Inc. 6.50% convertible notes 20163	$7,100,000	11,174
TUI Travel PLC 4.90% convertible notes 2017	£4,100,000	5,446
		123,460

INDUSTRIALS — 0.07%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$7,575,000	17,422
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	5,757
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	13,808
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	4,779
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	3,827
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,014
AMR Corp. 6.25% convertible notes 2014	$4,790,000	3,610
		53,217

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20404	$44,385,000	31,403

UTILITIES — 0.02%
PPL Corp. 9.50% convertible preferred 2013, units	200,000	11,498

FINANCIALS — 0.01%
National Financial Partners Corp. 4.00% convertible notes 2017	$7,000,000	8,391

MISCELLANEOUS — 0.12%
Other convertible securities in initial period of acquisition		83,585

Total convertible securities (cost: $324,228,000)		311,554

	Principal amount
Bonds & notes — 1.41%	(000)

FINANCIALS — 0.58%
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)4,5	$60,000	75,106
Prologis, Inc. 6.625% 2018	13,907	14,459
Prologis, Inc. 6.625% 2019	225	229
Prologis, Inc. 7.375% 2019	21,933	23,328
Prologis, Inc. 6.875% 2020	20,380	21,128
HBOS PLC 6.75% 20184	36,490	33,776
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)4,5,6	30,300	17,423
Regions Financial Corp. 6.375% 2012	30,584	30,890
Regions Financial Corp. 7.75% 2014	12,420	12,451
Regions Bank 7.50% 2018	3,300	3,251
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	41,090	43,730
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	32,933	34,003
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,915
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,344
Developers Diversified Realty Corp. 7.50% 2017	10,210	11,363
Developers Diversified Realty Corp. 7.875% 2020	8,075	8,990
Simon Property Group, LP 5.25% 2016	3,540	3,880
Simon Property Group, LP 6.10% 2016	860	977
Simon Property Group, LP 5.875% 2017	165	188
Simon Property Group, LP 6.125% 2018	890	1,003
Simon Property Group, LP 10.35% 2019	11,635	16,040
HVB Funding Trust I, junior subordinated 8.741% 20314	9,650	8,637
HVB Funding Trust III, junior subordinated 9.00% 20314	3,171	2,838
Standard Chartered Bank 6.40% 20174	8,451	9,362
Discover Financial Services 6.45% 2017	3,057	3,442
Discover Financial Services 10.25% 2019	4,334	5,600
AXA SA 8.60% 2030	8,000	8,941
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£4,520	8,456
ERP Operating LP 5.125% 2016	$2,886	3,155
ERP Operating LP 5.75% 2017	2,055	2,325
Westfield Group 5.40% 20124	530	550
WEA Finance LLC 4.625% 20214	320	312
Capital One Capital III 7.686% 20365	165	163
		414,255

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.22%
German Government, Series 8, 4.75% 2040	€73,665	139,359
United Mexican States Government, Series M30, 10.00% 2036	MXN194,270	20,281
		159,640

U.S. TREASURY BONDS & NOTES — 0.19%
U.S. Treasury 4.375% 2041	$76,000	86,818
U.S. Treasury 4.75% 2041	40,800	49,461
		136,279

ENERGY — 0.19%
Gazprom OJSC 8.146% 2018	4,415	5,287
Gazprom OJSC, Series 9, 6.51% 2022	30,710	33,551
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,312
Gazprom OJSC 7.288% 2037	28,210	31,842
Gazprom OJSC 7.288% 20374	365	412
BP Capital Markets PLC 3.125% 2012	48,310	48,968
BP Capital Markets PLC 5.25% 2013	3,335	3,609
BP Capital Markets PLC 3.875% 2015	7,320	7,806
Petroplus Finance Ltd. 6.75% 20144	375	339
		133,126

TELECOMMUNICATION SERVICES — 0.15%
MTS International Funding Ltd. 8.625% 20204	29,865	32,851
MTS International Funding Ltd. 8.625% 2020	2,065	2,272
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	31,052
América Móvil, SAB de CV 8.46% 2036	MXN286,400	22,572
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	$2,500	2,375
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	22,500	18,731
		109,853

MATERIALS — 0.04%
CRH America, Inc. 6.00% 2016	1,260	1,393
CRH America, Inc. 8.125% 2018	15,540	18,318
ArcelorMittal 9.85% 2019	8,000	9,793
		29,504

CONSUMER DISCRETIONARY — 0.03%
Marks and Spencer Group PLC 6.25% 20174	100	111
Marks and Spencer Group PLC 7.125% 20374	15,550	16,027
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,750	6,752
		22,890

CONSUMER STAPLES — 0.01%
British American Tobacco International Finance PLC 8.125% 20134	9,000	10,295

Total bonds & notes (cost: $916,275,000)		1,015,842

Short-term securities — 4.69%

Fannie Mae 0.09%–0.23% due 11/7/2011–6/1/2012	1,181,400	1,180,976
Freddie Mac 0.05%–0.23% due 9/7/2011–7/10/2012	754,925	754,617
Federal Home Loan Bank 0.09%–0.331% due 12/5/2011–8/1/2012	534,800	534,452
U.S. Treasury Bills 0.183%–0.221% due 1/12–6/28/2012	253,000	252,883
International Bank for Reconstruction and Development 0.06%–0.09% due 10/3–11/9/2011	96,000	95,994
Coca-Cola Co. 0.11%–0.16% due 10/17/2011–1/6/20124	85,200	85,171
Thunder Bay Funding, LLC 0.17%–0.18% due 9/7–10/3/20114	65,792	65,782
Siemens Capital Co. LLC 0.10% due 9/2–9/15/20114	63,900	63,897
Straight-A Funding LLC 0.15%–0.16% due 10/7/20114	60,700	60,678
Variable Funding Capital Company LLC 0.15% due 9/9–9/27/20114	50,700	50,696
Federal Farm Credit Banks 0.14% due 5/15/2012	38,600	38,574
Kells Funding, LLC 0.30% due 11/28/20114	37,500	37,475
Novartis Securities Investment Ltd. 0.13% due 11/15/20114	33,800	33,781
Barclays U.S. Funding Corp. 0.10% due 9/1/2011	30,000	30,000
Roche Holdings, Inc. 0.08% due 9/6/20114	30,000	30,000
Toyota Motor Credit Corp. 0.15% due 9/19/2011	25,300	25,298
Nestlé Capital Corp. 0.11% due 11/29/20114	20,700	20,694
Private Export Funding Corp. 0.16% due 12/15/20114	16,800	16,788

Total short-term securities (cost: $3,376,352,000)		3,377,756

Total investment securities (cost: $65,654,155,000)		71,494,739
Other assets less liabilities		465,409

Net assets		$71,960,148

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $956,269,000, which represented 1.33% of the net assets of the fund. This amount includes $941,944,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $891,236,000, which represented 1.24% of the net assets of the fund.

5Coupon rate may change periodically.
6Scheduled interest and/or principal payment was not received.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2011, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 8/31/2011
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Virgin Media Inc.	13,558,000	3,599,000	871,300	16,285,700	$2,282	$413,005
Virgin Media Inc. 6.50%
convertible notes 2016*	$25,515,000	—	$18,415,000	$7,100,000	781	11,174
Virgin Media Finance PLC,
Series 1, 9.50% 2016	$15,725,000	—	$15,725,000	—	344	—
Compal Electronics, Inc.	287,352,418	31,847,000	31,050,779	288,148,639	21,614	308,913
Qantas Airways Ltd.	99,829,960	25,328,640	—	125,158,600	—	210,048
OPAP SA	14,822,910	1,233,000	—	16,055,910	25,026	196,047
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	6,118	154,249
Kesa Electricals PLC	26,593,098	—	—	26,593,098	823	47,097
Acer Inc.†	147,294,687	—	98,944,125	48,350,562	12,102	—
					$69,090	$1,340,533
*This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2010; it was not publicly disclosed.
† Unaffiliated issuer at 8/31/2011.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of August 31, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	8/31/2011

Sales:
Euros	9/13/2011	HSBC Bank	$241,468	€170,000	$(2,694)
Euros	9/13/2011	Citibank	$167,891	€119,000	(1,885)
Euros	9/22/2011	UBS AG	$252,700	€175,000	1,385
Euros	9/22/2011	JPMorgan Chase	$252,700	€175,000	1,385
Euros	9/23/2011	UBS AG	$315,577	€218,998	1,080
Euros	10/11/2011	UBS AG	$136,222	€94,450	615

Forward currency contracts — net					$(114)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$8,817,460	$35,636	*	$—	$8,853,096
Industrials	8,424,114	—		—	8,424,114
Consumer staples	8,239,926	—		—	8,239,926
Consumer discretionary	7,978,273	—		—	7,978,273
Information technology	7,193,009	—		—	7,193,009
Telecommunication services	6,267,853	524,220	*	—	6,792,073
Health care	5,860,305	—		—	5,860,305
Energy	4,926,655	76,770	*	—	5,003,425
Utilities	4,119,996	206,076	*	—	4,326,072
Materials	2,891,980	33,986	*	—	2,925,966
Miscellaneous	1,118,533	65,256	*	—	1,183,789
Preferred stocks	—	9,539		—	9,539
Convertible securities	73,639	237,915		—	311,554
Bonds & notes	—	1,015,842		—	1,015,842
Short-term securities	—	3,377,756		—	3,377,756
Total	$65,911,743	$5,582,996		$—	$71,494,739

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $941,944,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$4,465	$—	$4,465
Unrealized depreciation on open forward currency contracts	—	(4,579)	—	(4,579)
Total	$—	$(114)	$—	$(114)

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$11,181,465
Gross unrealized depreciation on investment securities	(5,508,159)
Net unrealized appreciation on investment securities	5,673,306
Cost of investment securities for federal income tax purposes	65,821,433

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts€
€ = Euros
£ = British pounds
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-933-1011O-S29392

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 28, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 28, 2011